CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss) for the year	$ 1,446	$ (254)	$ (1,353)
Attributable to:
Shareholder of GLOBALFOUNDRIES INC.	1,448	(250)	(1,350)
Non-controlling interest	(2)	(4)	(3)
Net income (loss) for the year	1,446	(254)	(1,353)
Items that may be reclassified subsequently to profit or loss:
Share of foreign exchange fluctuation reserve of joint ventures	(23)	(12)	0
Effective portion of changes in the fair value of cash flow hedges	187	(45)	(23)
Fair value (loss) on investments measured at fair value through other comprehensive income	(9)	0	0
Income tax effect	(18)	3	(2)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	137	(54)	(25)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of existing equity interests	0	0	7
Share of foreign exchange fluctuation reserve of joint ventures and associates	0	0	14
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	146	(50)	(9)
Non-controlling interests	(9)	(4)	5
Total other comprehensive income (loss) for the year	137	(54)	(4)
Total comprehensive income (loss)
Shareholders of GLOBALFOUNDRIES INC.	1,594	(300)	(1,359)
Non-controlling interests	(11)	(8)	2
Total comprehensive income (loss) for the year	$ 1,583	$ (308)	$ (1,357)